Consolidated Balance Sheets	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Current assets
Cash and cash equivalents	¥ 1,426,899,576	$ 218,681,927	¥ 2,002,314,688
Restricted cash - current	9,693,008	1,485,518	970,993,759
Short-term investments	4,342,356,612	665,495,266	597,265,740
Accounts receivable, net of allowance of RMB nil and RMB nil (US$ nil) as of December 31, 2019 and 2020, respectively	141,594,170	21,700,256	148,562,946
Finance lease receivables - current, net of allowance of RMB11,988,564 and RMB18,097,313 (US$2,773,535) as of December 31, 2019 and 2020, respectively	2,035,397,525	311,938,318	1,661,082,122
Short-term consumer financing receivables, net of allowance of RMB1,277,390 and RMB2,304,639 (US$353,201) as of December 31, 2019 and 2020, respectively	23,168	3,551	13,298,562
Financing receivables, net of allowance of RMB10,822,976 and RMB16,265,330 (US$2,492,771) as of December 31, 2019 and 2020, respectively	20,105,893	3,081,363	9,103,522
Short-term contract asset	364,618,635	55,880,251	20,688,424
Prepayments and other current assets	558,360,959	85,572,561	117,445,282
Total current assets	8,899,049,546	1,363,839,011	5,540,755,045
Non-current assets
Restricted cash - non-current	878,299,140	134,605,232	873,674,276
Long-term investments			547,888,818
Goodwill	145,063,857	22,232,009	145,063,857
Property and equipment, net	10,311,971	1,580,379	14,736,767
Intangible assets	44,887,871	6,879,367	44,758,242
Long-term contract asset	281,374,110	43,122,469	11,655,356
Deferred tax assets	170,951,082	26,199,400	100,667,946
Finance lease receivables - non-current, net of allowance of RMB7,100,273 and RMB5,629,107 (US$862,698) as of December 31, 2019 and 2020, respectively	1,454,499,864	222,911,857	1,448,958,373
Other non-current assets	261,495,158	40,075,886	8,415,694
Total non-current assets	3,246,883,053	497,606,599	3,195,819,329
TOTAL ASSETS	12,145,932,599	1,861,445,610	8,736,574,374
Current liabilities
Short-term debts	355,816,940	54,531,332	1,439,749,760
Long-term debts – current	1,228,783,730	188,319,346	863,418,789
Accrued expenses and other current liabilities	324,734,202	49,767,694	278,690,234
Risk assurance liabilities	460,829,299	70,625,180	259,952,473
Income tax payable	87,132,455	13,353,633	67,308,814
Total current liabilities	2,457,296,626	376,597,185	2,909,120,070
Non-current liabilities
Long-term debts	977,791,191	149,853,056	301,667,717
Deferred tax liability	330,765,029	50,691,958	12,329,929
Other non-current liabilities	4,870,616	746,455	21,796,367
Total non-current liabilities	1,313,426,836	201,291,469	335,794,013
Total liabilities	3,770,723,462	577,888,654	3,244,914,083
Commitments and contingencies
Shareholders' equity
Treasury shares	(56,419,225)	(8,646,625)	(20,638,881)
Additional paid-in capital	4,591,455,557	703,671,350	4,526,344,454
Accumulated other comprehensive income (loss)	(115,386,427)	(17,683,744)	119,430,738
Retained earnings	3,955,354,972	606,184,670	852,508,968
Total Cango Inc.'s equity	8,375,209,137	1,283,556,956	5,477,849,539
Non-controlling interests			13,810,752
Total shareholders' equity	8,375,209,137	1,283,556,956	5,491,660,291
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	12,145,932,599	1,861,445,610	8,736,574,374
Common Class A [Member]
Shareholders' equity
Ordinary shares	154,483	23,676	153,121
Common Class B [Member]
Shareholders' equity
Ordinary shares	¥ 49,777	$ 7,629	¥ 51,139